Loss per Common Share (Tables)	12 Months Ended
May 31, 2024
Loss per Common Share
Schedule of reconciliation of the numerators and denominators of basic and diluted net loss per share

	Years ended May 31,
(in thousands, except per share amounts)	2024	2023
Net loss	$(49,841)	$(79,824)
Less: Deemed dividends	—	(5,417)
Less: Accrued preferred stock dividends	(1,483)	(1,495)
Net loss applicable to common stockholders	$(51,324)	$(86,736)
Basic and diluted:
Weighted average common shares outstanding	969,509	836,528
Loss per share	$(0.05)	$(0.10)

Schedule of securities excluded from computation of earnings per share

	Year ended May 31,
(in thousands)	2024	2023
Stock options, warrants, and unvested restricted stock units	387,294	281,023
Convertible notes	12,000	12,000
Convertible preferred stock	37,046	34,071